Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Three Months Ended March 31, 2019 and 2020 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating activities:
Net loss	$ (16,662)	$ (7,827)
Adjustments to reconcile net loss to net cash from operating activities:
Share-based compensation	3,470	371
Depreciation expenses	15	23
Changes in operating assets and liabilities:
Advances to suppliers	135	143
Due from related parties		100
Prepaid expenses and other current assets	(42)	123
Operating lease right-of-use assets	(69)	134
Other noncurrent assets	5	(60)
Accounts payable	2,603	(620)
Accrued expenses	(1,164)	2,377
Operating lease liabilities	63	(56)
Other current liabilities	596	232
Net cash used in operating activities	(11,050)	(5,060)
Investing activities:
Acquisitions of property and equipment	(9)	(4)
Net cash used in investing activities	(9)	(4)
Financing activities:
Proceeds from loans		2,986
Loans from related parties	14	350
Net cash provided by financing activities	14	3,336
Effect of foreign exchange rate changes, net	29	(200)
Net decrease in cash and cash equivalents	(11,016)	(1,928)
Cash at beginning of period	35,933	3,889
Cash at end of period	$ 24,917	$ 1,961